SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2025
Supplemental Cash Flow Information1 [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION	SUPPLEMENTAL CASH FLOW INFORMATION
The changes in non-cash working capital during the years ended December 31, 2025 and 2024 were as follows:

	2025	2024
Decrease in trade and other receivables	$13,320	$6,964
Increase in inventories	(157,791)	(72,369)
Decrease (increase) in prepaid expenses and other current assets	17,791	(11,349)
Increase in accounts payable and accrued liabilities	29,922	18,740
Changes in non-cash working capital	$(96,758)	$(58,014)